John Hancock Funds II
Supplement dated February 9, 2011
to the Prospectus dated December 31, 2010
Global Agribusiness Fund
Global Infrastructure Fund
Global Timber Fund
Noman Ali is no longer a portfolio manager for the Global Agribusiness Fund, Global Infrastructure Fund or the Global Timber Fund.

John Hancock Funds II
Supplement dated February 9, 2011
to the Prospectus dated December 31, 2010
Index 500 Fund
The Management section of the Index 500 Fund is revised and restated as follows:
Management
Investment Adviser: John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers
John Hancock Asset Management a
division of Manulife Asset
Management (North America)
Limited	Carson Jen. Managing Director and Senior Portfolio Manager;
managed fund since 2006.
Narayan Ramani. Managing Director and Senior Portfolio
Manager; managed fund since 2006.
In the Subadvisory Arrangements and Management Biographies section in the Fund details chapter, the Fund Portfolio Managers section is revised and restated for the Index 500 Fund as follows:
Fund Portfolio Managers

Index 500 Fund	Carson Jen
Narayan Ramani

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